Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000130426 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	$ 1,000,000		$ 1,137,104	$ 1,328,612	$ 1,191,213	$ 1,330,633	$ 1,787,435	$ 1,684,097	$ 1,800,114	$ 2,109,681	$ 2,266,432	$ 2,656,800
C000064721 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		11,363	13,265	11,882	13,254	17,783	16,744	17,871	20,928	22,455	26,288
C000064720 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		11,243	12,992	11,518	12,723	16,904	15,756	16,649	19,299	20,501	23,737
C000001288 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Accumulated Value	9,424		10,675	12,429	11,106	12,365	16,555	15,553	16,573	19,366	20,747	24,241
C000001358 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Accumulated Value	9,425.29		10,769.41	12,565.63	12,013.51	11,947.59	17,634.59	18,046.16	20,620.47	25,013.4	28,037.27	35,329
C000001360 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	9,999.98		11,339.52	13,138	12,464.76	12,303.92	18,022.65	18,309.44	20,763.21	24,994.03	27,803.8	34,779
C000001361 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000.01		11,457.48	13,403.07	12,845.31	12,806.89	18,950.37	19,442.9	22,272.98	27,083.91	30,432.66	38,448
C000130427 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		1,145,745	1,341,005	1,285,617	1,282,213	1,898,359	1,948,415	2,232,922	2,716,775	3,054,241	3,860,400
C000174007 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		1,288,216	1,689,720	1,620,222	2,720,582	3,412,610	2,053,111	2,566,617	3,354,236	4,179,413	5,736,700
C000001371 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		12,868	16,854	16,152	27,092	33,955	20,415	25,529	33,324	41,490	56,906
C000001370 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		12,730	16,515	15,673	26,042	32,310	19,225	23,786	30,733	37,868	51,399
C000001368 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Accumulated Value	9,424		12,095	15,804	15,112	25,291	31,629	18,974	23,681	30,850	38,318	52,436
Russell 3000 C000130426 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,160,600	1,395,622	1,413,904	1,717,045	2,284,357	1,980,994	2,273,389	2,867,653	3,321,889	3,989,800
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index (broad-based index)
Accumulated Value	10,000		11,606	13,956	14,139	17,170	22,844	19,810	22,734	28,677	33,219	39,898
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index (broad-based index)
Accumulated Value	10,000		11,616	13,918.29	14,264.86	17,474.45	23,109.96	20,114.91	23,212.61	29,387.16	34,159.63	40,909.99
Russell 1000 C000130427 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,161,600	1,391,829	1,426,486	1,747,445	2,310,996	2,011,491	2,321,260	2,938,716	3,415,963	4,091,000
Standard And Poor s 500 C000174007 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,162,200	1,390,689	1,431,297	1,745,180	2,288,978	2,032,155	2,355,877	2,995,026	3,470,337	4,177,300
NYSE Technology C000174007 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,335,659	1,659,576	1,675,649	2,893,374	3,836,128	2,537,698	3,429,707	4,483,313	5,786,612	8,730,700
NYSE Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		NYSE® Technology Index
Accumulated Value	10,000		13,357	16,596	16,756	28,934	38,361	25,377	34,297	44,833	57,866	87,307
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index (broad-based index)
Accumulated Value	10,000		11,622	13,907	14,313	17,452	22,890	20,322	23,559	29,950	34,703	41,773
Russell Midcap Value C000130426 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,108,200	1,248,609	1,209,527	1,193,804	1,725,046	1,590,493	1,680,355	2,019,619	2,186,036	2,722,100
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Accumulated Value	10,000		11,082	12,486	12,095	11,938	17,250	15,905	16,804	20,196	21,860	27,221
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	10,000		11,158	12,549.4	12,627.21	12,733.28	17,373.29	16,290.93	17,690.32	21,431.82	23,431.41	30,397.23
Russell 1000 Value C000130427 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 1,115,800	$ 1,254,940	$ 1,262,721	$ 1,273,328	$ 1,737,328	$ 1,629,093	$ 1,769,032	$ 2,143,182	$ 2,343,141	$ 3,039,700